Summary of Bank Loan Outstanding Balance (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Outstanding Loan Balance	$ 475,703	$ 135,139
Less: non-current portion	(215,703)	(50,039)
Current portion	260,000	85,100
Bank of China Limited, New York Branch
Debt Instrument [Line Items]
Outstanding Loan Balance	50,000	50,000
Bank Of China (Hong Kong) Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	150,703	85,139
Nanyang Commercial Bank, Ltd.
Debt Instrument [Line Items]
Outstanding Loan Balance	80,000
Hong Kong And Shanghai Banking Corporation Limited
Debt Instrument [Line Items]
Outstanding Loan Balance	$ 195,000